EMPLOYEE BENEFITS (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE BENEFITS
Employee benefits expenses	144,122	121,147	100,219